Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Preferred Securities and Income SMA Shares
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the “Fund”) is to seek total return (high current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholders should be aware that, as shown under “Management Fee” in the table below, the Fund pays no fees under its advisory agreement to the Fund’s advisor, Cohen & Steers Capital Management, Inc. (the “Advisor”). However, shares of the Fund are only offered to participants in separately managed account (“SMA”) programs (each, a “Program Participant”) who pay fees to program sponsors (each, a “Sponsor”) for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution, and to certain non-program SMA clients of the Advisor. When a Program Participant, alone or with his or her Sponsor, elects to allocate assets in an SMA to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the Sponsor for providing such advisory services to the SMA, including with respect to assets that may be invested in the Fund. In certain cases, a Program Participant will pay a fee for investment advice directly to the Advisor in its capacity as advisor to the Program Participant’s SMA. Similarly, non-program SMA clients will pay fees directly to the Advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same pursuant to its agreement with the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective primarily by investing in issues of preferred and other income securities believed to be undervalued relative to credit quality and other investment characteristics. In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end, closed-end or exchange-traded funds (“ETFs”) that invest primarily in preferred and/or debt securities as described herein. To the extent the Fund invests in securities of other open-end funds, closed-end funds or ETFs, the Fund will consider the investments of these funds, to the extent known by the Fund, in determining compliance with this policy. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act. The Fund may invest a significant portion of its assets in over-the-counter (“OTC”) preferred and income securities. OTC issues are often referred to as “capital securities.” Under normal market conditions, the Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries. The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund’s net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund may invest in preferred and debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities, and does not have any portfolio credit ratings requirement. Below investment grade securities are also known as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities. The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund’s investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the ICE BofA U.S. All Capital Securities Index, over various time periods. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.The Fund previously used the S&P 500® Index as its broad-based market index but changed its broad-based market index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements. The S&P 500® Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. In addition to the broad-based market index, the table shows performance of a blended benchmark (the “Blended Benchmark”). The Blended Benchmark is represented by the performance of 75% ICE BofA U.S. IG Institutional Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the ICE BofA U.S. All Capital Securities Index, over various time periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of a blended benchmark (the “Blended Benchmark”). The Blended Benchmark is represented by the performance of 75% ICE BofA U.S. IG Institutional Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period:12.68%quarter endedJune 30, 2020Lowest quarterly return during this period:-14.64%quarter endedMarch 31, 2020Year-to-date return was1.00%as ofJanuary 31, 2025
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund previously used the S&P 500® Index as its broad-based market index but changed its broad-based market index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Preferred Securities and Income SMA Shares | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Preferred Securities and Income SMA Shares | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Preferred Securities and Income SMA Shares | Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment RiskAn investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Preferred Securities and Income SMA Shares | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market RiskYour investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Preferred Securities and Income SMA Shares | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities RiskThere are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
Preferred Securities and Income SMA Shares | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities RiskDebt securities generally present various risks, including many of the risks described above under “Preferred Securities Risk.” These include interest rate risk, credit risk, call risk, prepayment and extension risk, convertible securities risk, and liquidity risk.
Preferred Securities and Income SMA Shares | Below Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities RiskBelow investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic condition could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Preferred Securities and Income SMA Shares | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration RiskBecause the Fund typically invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition, than a fund that does not concentrate its investments in the financials sector. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.
Preferred Securities and Income SMA Shares | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity RiskLiquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, due to changes in market structure and regulation over the past several years, dealers tend to hold lower inventories of securities than they had in the past, which can limit the ability and willingness of these dealers to make markets and provide liquidity. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Preferred Securities and Income SMA Shares | Foreign Non US and Emerging Market Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) and Emerging Market Securities RiskRisks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
Preferred Securities and Income SMA Shares | Foreign Currency and Currency Hedging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency and Currency Hedging RiskAlthough the Fund will report its net asset value (“NAV”) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. In particular, Russia’s military invasion of Ukraine has weakened a number of Euro-area currencies and increased volatility of currencies in general. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.
Preferred Securities and Income SMA Shares | Contingent Capital Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Contingent Capital Securities RiskCoCos, also referred to as contingent convertible securities, are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common stock of the issuer under certain circumstances and such conversion event occurs, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common stock not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (e.g., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common stock received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common stock would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See “Below Investment Grade Securities Risk” above.
Preferred Securities and Income SMA Shares | Derivatives and Hedging Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives and Hedging Transactions RiskThe Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The U.S. government has enacted legislation that provides for increased regulation of the derivatives market including minimum margin and capital, clearing and trade execution requirements. The European Union, United Kingdom and some other jurisdictions have implemented and continue to implement similar requirements, which affect the Fund when it enters into a derivatives transaction with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. Rule 18f-4 under the 1940 Act requires that, among other things, the Fund limit its use of derivatives to maintain its status as a “limited derivatives user.” If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program. Rule 18f-4 may curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy.
Preferred Securities and Income SMA Shares | Rule 144A Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities RiskRule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a desirable time or price.
Preferred Securities and Income SMA Shares | Regulation S Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulation S Securities RiskRegulation S securities are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.
Preferred Securities and Income SMA Shares | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical Risk Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects. The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, or is it possible to determine the full extent of current or future risks related thereto. Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Preferred Securities and Income SMA Shares | Regulatory Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund. Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Preferred Securities and Income SMA Shares | CYBER SECURITY Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. Each of the Fund and the Advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Preferred Securities and Income SMA Shares | Large Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shareholder Concentration Risk The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Preferred Securities and Income SMA Shares | Significant Redemptions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Significant Redemptions Risk The Fund is intended to be a component of the Advisor’s investment strategy for certain SMA programs sponsored by third-party financial institutions and for certain non-program SMA client accounts. A Sponsor’s SMA program clients may, alone or in the aggregate, have substantial investments in the Fund. If a Sponsor decides to remove the strategy as an available option for its SMA program or if a program or non-program SMA client with a large investment in the Fund decides to terminate or modify its account, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
Preferred Securities and Income SMA Shares | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired. Rule 12d1-4 under the 1940 Act and other applicable rules under Section 12(d)(1), permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Preferred Securities and Income SMA Shares | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management RiskAs an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Preferred Securities and Income SMA Shares | Preferred Securities and Income SMA Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.01%	[3]
1 Year	rr_ExpenseExampleYear01	$ 1
3 Years	rr_ExpenseExampleYear03	3
5 Years	rr_ExpenseExampleYear05	6
10 Years	rr_ExpenseExampleYear10	$ 13
2020	rr_AnnualReturn2020	8.57%
2021	rr_AnnualReturn2021	5.08%
2022	rr_AnnualReturn2022	(11.38%)
2023	rr_AnnualReturn2023	7.89%
2024	rr_AnnualReturn2024	12.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jan. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.64%)
1 Year	rr_AverageAnnualReturnYear01	12.50%
5 Years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
Preferred Securities and Income SMA Shares | Return After Taxes on Distributions | Preferred Securities and Income SMA Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Preferred Securities and Income SMA Shares | Return After Taxes on Distributions and Sale of Fund Shares | Preferred Securities and Income SMA Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.07%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Preferred Securities and Income SMA Shares | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Preferred Securities and Income SMA Shares | ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Preferred Securities and Income SMA Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	15.40%

[1]	The Advisor does not charge a management fee to the Fund. Shareholders should be aware, however, that the Fund is an integral part of certain SMA programs, and the Advisor is compensated directly or indirectly by Sponsors or Program Participants and certain non-program SMA clients of the Advisor for managed account advisory services.
[2]	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate for the fiscal year ended October 31, 2024 is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) as disclosed in each Acquired Funds’ most recent prospectus. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[3]	The Advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.